Acquisition of Seaspan Management Services Limited (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Purchase Price

The aggregate purchase price was $106,518,000, including:

4,220,728 of the Company’s Class A common shares	$66,899
Contingent consideration	18,437
Settlement of intercompany balances	20,022
Stock based compensation (note 14)	1,160

Aggregate purchase price	$106,518

Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed:

Cash and cash equivalents	$23,911
Current assets	34,892
Other assets	5,998
Capital assets	679
Goodwill	75,321

Total assets acquired	140,801

Debt assumed	5,000
Current liabilities	29,124
Other long-term liabilities	159

Net assets acquired	$106,518